SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21395
                       ----------------------------------
                       Investment Company Act file number

           Excelsior Absolute Return Fund of Funds Master Fund, LLC
           --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Steven L. Suss
                      U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2008
                        ----------
Date of reporting period: 3/31/2008
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------


EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Year Ended March 31, 2008

           Excelsior Absolute Return Fund of Funds Master Fund, LLC
                              Financial Statements
                            Year Ended March 31, 2008


                                    Contents

Report of Independent Registered Public Accounting Firm....................... 1

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
     March 31, 2008........................................................... 2

Schedule of Investments as of March 31, 2008.................................. 3

Statement of Operations for the Year Ended March 31, 2008..................... 5

Statements of Changes in Members' Equity - Net Assets for the Years Ended
     March 31, 2008 and 2007.................................................. 6

Statement of Cash Flows for the Year Ended March 31, 2008..................... 7

Financial Highlights for the Years Ended March 31, 2008, 2007, 2006 and 2005,
     and for the Period December 1, 2003 through March 31, 2004............... 8

Notes to Financial Statements................................................. 9


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Managers and Members of Excelsior Absolute Return Fund of Funds Master Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' equity - net assets, including the schedule of investments, and the related statements of operations, of changes in members' equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Fund") at March 31, 2008, the results of its operations and its cash flows for the year then ended and the changes in its members' equity - net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2008 by correspondence with the custodian and the underlying portfolio funds, provide a reasonable basis for our opinion. The financial highlights of the Fund for each of the two years in the period ended March 31, 2006 and for the period December 1, 2003 (commencement of operations) through March 31, 2004, were audited by other auditors whose report dated May 25, 2006, expressed an unqualified opinion on such financial statements.

As explained in Note 2, the financial statements include investments held by the Fund valued at $211,298,937 (91.31% of the Fund's net assets) at March 31, 2008, the values of which have been fair valued by the Adviser based on estimates provided by each portfolio fund, under general supervision of the Board of Managers, in the absence of readily ascertainable market values.


PricewaterhouseCoopers LLP

New York, New York

May 28, 2008

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets

                                                                  March 31, 2008

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair
   value (cost $150,676,979)                                     $   211,298,937
Cash and cash equivalents                                              8,669,814
Due from investment funds                                             13,726,149
Other assets                                                               8,412
--------------------------------------------------------------------------------

Total Assets                                                         233,703,312
--------------------------------------------------------------------------------

LIABILITIES

Repurchase of Members' interests payable                               1,588,458
Due to Adviser                                                           587,995
Professional fees payable                                                129,928
Due to custodian                                                           4,692
--------------------------------------------------------------------------------

Total Liabilities                                                      2,311,073
--------------------------------------------------------------------------------

Net Assets                                                          $231,392,239
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                         $  170,770,281
  Accumulated net unrealized appreciation on investments              60,621,958
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                      $  231,392,239
--------------------------------------------------------------------------------















  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Schedule of Investments

                                                                  March 31, 2008

--------------------------------------------------------------------------------

                                                                                  % of       % Ownership    First
                                         First                                    Members'       of      Available
                                      Acquisition                   Fair         Equity -    Investment  Redemption
Investment Funds*                        Date            Cost**    Value**       Net Assets     Funds       Date***    Liquidity****
------------------------------------------------------------------------------------------------------------------------------------
Relative Value
--------------
Frontpoint Utility and Energy Fund, L.P.  7/1/2006    $  6,000,000  $  7,207,424     3.11%         0.34%      N/A         Quarterly
Ionic Capital LLC                         2/1/2008       5,000,000     5,068,927     2.19%         0.93%     2/1/09       Quarterly
Menta Global Master, L.P.                 7/1/2007       5,000,000     4,521,401     1.95%         1.47%     7/31/08      Monthly
Polygon Global Opportunities Fund, L.P.   8/1/2004       7,200,000    11,630,615     5.04%         0.98%      N/A         Quarterly
Suttonbrook Capital Partners, L.P.       10/1/2004       8,500,000    10,814,383     4.67%         3.63%      N/A         Quarterly
                                                      ------------------------------------
          Strategy Total                                31,700,000    39,242,750    16.96%
                                                      ------------------------------------
Equity
------
Cantillon World, L.P.                    12/1/2003       5,050,000     7,814,159     3.38%         0.80%      N/A         Quarterly
Clovis Capital Partners
  Institutional, L.P.                     2/1/2007      10,000,000    10,742,800     4.64%         1.32%      N/A         Quarterly

Galleon Partners, SPC L.P.                2/1/2008       9,900,932     9,713,802     4.20%         0.61%      N/A         Quarterly
Glenview Capital Partners, L.P.          12/1/2003       2,300,000     9,059,252     3.92%         3.38%      N/A         Quarterly
North River Partners, L.P.                7/1/2005       7,000,000     7,723,523     3.34%         1.60%      N/A         Quarterly
Sandler Associates                        2/1/2008       5,000,000     4,995,781     2.16%         1.34%      N/A         Quarterly
Savannah-Baltimore Partners
  Liquidating Trust                       7/1/2006               -        48,237     0.02%         1.84%      N/A               (1)

Shoshone Partners, L.P.                  12/1/2003       2,500,000     7,168,000     3.10%         2.11%      N/A          Annually
The Tantallon Fund, L.P.                  7/1/2006       4,500,000     5,836,525     2.52%         4.29%      N/A           Monthly
                                                      ------------------------------------
          Strategy Total                                46,250,932    63,102,079    27.28%
                                                      ------------------------------------
Macro/CTA/Short-Term Trading
----------------------------
Catequil Partners, L.P.                  12/1/2003         128,413       130,094     0.06%         1.84%      N/A               (1)
Caxton Global Investments (USA) LLC       1/1/2005       7,101,200     9,473,962     4.09%         1.61%      N/A          Annually
Episode L.P.                              2/1/2008       4,000,000     3,934,136     1.70%         5.46%     2/1/09       Quarterly
Grinham Diversified Fund (US), L.P.       2/1/2007       4,200,000     5,197,706     2.25%         3.68%      N/A           Monthly
Placer Creek Partners, L.P.               1/1/2006       3,500,000     6,990,261     3.02%         1.37%      N/A     Semi-annually
Sunrise Commodities Select Portfolio-
  Davco Fund, L.P.                       12/1/2003       5,450,000     7,794,336     3.37%         3.34%      N/A           Monthly
                                                      ------------------------------------
          Strategy Total                                24,379,613    33,520,495    14.49%
                                                      ------------------------------------












      The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Schedule of Investments (continued)

                                                                  March 31, 2008

--------------------------------------------------------------------------------

                                                                                  % of       % Ownership    First
                                         First                                    Members'       of      Available
                                      Acquisition                   Fair         Equity -    Investment  Redemption
Investment Funds*                        Date            Cost**    Value**       Net Assets     Funds       Date***    Liquidity****
------------------------------------------------------------------------------------------------------------------------------------
Event Driven
------------
Bennelong Asia Pacific Multi Strategy
  Equity Fund, L.P.                       7/1/2006    $  4,000,000  $  4,956,366     2.14%         4.75%      N/A           Monthly
Brencourt Multi-Strategy, L.P.            9/1/2005       8,421,521     9,334,399     4.03%         5.20%      N/A         Quarterly
Canyon Value Realization Fund, L.P.      12/1/2003       7,500,000    12,751,066     5.51%         0.44%      N/A          Annually
Castlerigg Partners, L.P.                12/1/2003       4,000,000    11,306,555     4.89%         1.87%      N/A         Quarterly
Empyrean Capital Fund, L.P.               7/1/2004               -        81,747     0.04%         0.03%      N/A               (1)
King Street Capital, L.P.                 8/1/2007       7,500,000     7,969,916     3.44%         0.21%    9/30/09       Quarterly
OZ Asia Domestic Partners, L.P.           7/1/2006       5,000,000     6,112,049     2.64%         0.68%      N/A          Annually
OZ Europe Domestic Partners II, L.P.     10/1/2005       7,424,913    12,112,969     5.23%         2.42%      N/A         Quarterly
York Capital Management, L.P.             7/1/2004       4,500,000    10,808,546     4.67%         0.92%      N/A          Annually
                                                      ------------------------------------
          Strategy Total                                48,346,434    75,433,613    32.59%
                                                      ------------------------------------
Total investments in Investment Funds                 $150,676,979   211,298,937    91.31%
                                                      ============
Other Assets, Less Liabilities                                        20,093,302     8.69%
                                                                     ---------------------
Members' Equity  - Net Assets                                       $231,392,239   100.00%
                                                                    ======================

*    Non-income producing investments.                N/A   Initial lock-up period has either expired prior to March 31, 2008 or the
**   See definition in Note 2a.                             Investment Fund did not have an initial lock-up period.  However,
***  From original investment date.                         specific redemption restrictions may apply.
**** Available frequency of redemptions after         (1)   The Company's remaining residual investment in the Investment Fund is
     initial lock-up period                                 an illiquid security.























  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Statement of Operations

                                                       Year Ended March 31, 2008

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                          $     827,411
--------------------------------------------------------------------------------

Total Investment Income                                                 827,411
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                          2,652,060
Professional fees                                                       349,730
Bank facility fee                                                        95,313
Administration fees                                                      24,000
Other                                                                   168,701
--------------------------------------------------------------------------------

Total Operating Expenses                                              3,289,804
--------------------------------------------------------------------------------

Net Investment Loss                                                  (2,462,393)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from Investment Fund redemptions                   15,549,594
Net change in accumulated unrealized appreciation
 on investments                                                      (7,976,959)
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                       7,572,635
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
         DERIVED FROM OPERATIONS                                 $    5,110,242
--------------------------------------------------------------------------------















  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                           Statements of Changes in Members' Equity - Net Assets


                                                    For the Year Ended March 31,
                                                         2008          2007
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                                 $ (2,462,393)  $ (2,292,715)
Net realized gain from Investment Fund redemptions    15,549,594      8,690,426
Net change in accumulated unrealized appreciation
   on investments                                     (7,976,959)    21,291,189
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
   Derived from Operations                             5,110,242     27,688,900
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                                28,758,657     29,524,100
Members' interests repurchased                       (66,933,852)   (89,770,507)
--------------------------------------------------------------------------------

Decrease in Members' Equity-Net Assets Derived
   from Capital Transactions                         (38,175,195)   (60,246,407)
--------------------------------------------------------------------------------

Net Decrease in Members' Equity - Net Assets         (33,064,953)   (32,557,507)

MEMBERS' EQUITY - NET ASSETS
     AT BEGINNING OF PERIOD                          264,457,192    297,014,699
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
     AT END OF PERIOD                             $  231,392,239 $  264,457,192
--------------------------------------------------------------------------------
















  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Statement of Cash Flows

                                                       Year Ended March 31, 2008

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
     derived from operations                                     $    5,110,242
Adjustments to reconcile net increase in members' equity -
     net assets derived from operations to net cash provided by operating activities:
        Net change in accumulated unrealized appreciation
         on investments                                               7,976,959
        Net realized gain from Investment Fund redemptions          (15,549,594)
        Proceeds from Investment Funds                               90,046,342
        Purchases of Investment Funds                               (36,700,000)
        Increase in due from Investment Funds                       (10,431,568)
        Decrease in other assets                                         23,132
        Decrease in due to Adviser                                      (94,032)
        Increase in professional fees payable                            59,630
        Decrease in other payable                                       (18,746)
--------------------------------------------------------------------------------

Net Cash Provided by Operating Activities                            40,422,365
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                   13,031,657
Payments for member interests repurchased                           (67,106,846)
--------------------------------------------------------------------------------

Net Cash Used by Financing Activities                               (54,075,189)
--------------------------------------------------------------------------------

Net decrease in cash and cash equivalents                           (13,652,824)
Cash and cash equivalents at beginning of period                     22,322,638
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Year                             $8,669,814
--------------------------------------------------------------------------------

Supplemental Non-Cash Transaction
  Transfers of Investment                                            $9,900,932








  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                            Financial Highlights


The following represents the ratios to average members' equity - net assets, total return, and other supplemental information for the periods indicated:


                        For the Year    For the year   For the year   For the year     For the period
                           ended           ended          ended          ended        from December 1,
                          March 31,       March 31,      March 31,      March 31,         2003 * -
                            2008            2007           2006           2005          March 31, 2004
                       --------------------------------------------------------------------------------------

Net assets, end of       $231,392,239     $264,457,192   $297,014,699   $251,729,829   $83,029,523
  period
Ratio of net investment
  loss to average           (0.94%)          (0.82%)         (1.01%)        (1.09%)       (0.54%)
  members' equity -
  net assets (a) (b)

Ratio of expenses to         1.26%            1.13%           1.09%          1.11%         0.54%
  average members'
  equity - net assets
  (a) (b)

Portfolio turnover          18.92%           17.70%          20.24%          7.07%             -

Total return (c)             1.30%           10.72%           8.93%          5.26%         5.02%



* Commencement of Operations. The ratios and total return are not annualized for the period.
(a)   Ratio does not reflect the Company's proportionate share of the net income
      (loss) and expenses, including incentive fees or allocations, of the Investment Funds. Please refer to Note 5 for additional information about the expenses of the Investment Funds that the Company indirectly bears.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period.
(c) Total return assumes a purchase of an interest in the Company on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.








  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                   Notes to Financial Statements

                                                                  March 31, 2008
--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Company's investment objective is to provide attractive long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Company pursues its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, the "Investment Funds") that are managed by a select group of alternative investment managers ("Investment Managers") that utilize a broad range of alternative investment strategies.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the "Adviser"). On July 1, 2007, the Adviser became an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"). Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. Prior to July 1, 2007, the Adviser was a wholly-owned subsidiary of U.S. Trust Corporation ("U.S. Trust"), a registered financial holding company, which in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation.

On July 1, 2007, U.S. Trust and its subsidiaries, including the Adviser, were acquired by Bank of America (the "Sale"). The Adviser continued to serve as the investment adviser to the Company after the Sale pursuant to a new investment advisory agreement with the Company (the "New Advisory Agreement") that was approved at a special meeting of members of the Company held on March 15, 2007. The New Advisory Agreement is identical in all material respects to the previous investment advisory agreement except for the term and the date of effectiveness. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Adviser has retained AIG Global Investment Corp. ("AIG Global"), an indirect wholly-owned subsidiary of American International Group, Inc., to serve as the investment manager of the Company. AIG Global is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Adviser.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2008
--------------------------------------------------------------------------------

1. Organization (continued)

The Company's Board of Managers (the "Board") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Board is comprised of three managers who are not "interested persons" (the "Disinterested Managers") and one manager who is an "interested person," as defined by Section 2(a)(19) of the 1940 Act, of the Company. The Board has engaged the Adviser to manage the day-to-day operations of the Company.

The Company was established to hold substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC (the "Feeder Fund") and Excelsior Absolute Return Fund of Funds, Ltd. (the "Offshore Fund") as members of the Company ("Members"). As of March 31, 2008, the Feeder Fund and Offshore Fund ownership of the Company's Members' Equity - Net Assets were 88.47% and 11.53%, respectively.

Member subscriptions for interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase Interests from Members twice each year, at June 30th and December 31st. Members can only transfer or assign Company Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

                       Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2008
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the Investment Manager who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the Investment Manager of each Investment Fund and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements.

As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Company could reasonably expect to receive from the Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and any excess is treated as realized gain from investments in Investment Funds. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2008
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investment in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2007. Based on Investment Funds owned at December 31, 2007, the cost of investments for Federal income tax purposes was $198,720,566. This included aggregate gross unrealized appreciation of $19,415,893 and aggregate gross unrealized depreciation of $700,268.





..

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2008
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

d. New Accounting Pronouncements

Effective April 1, 2007, the Company adopted the Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income PersonNameTaxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns in order to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Company has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Company's financial statements. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2007. No income tax returns are currently under examination. The statute of limitations on the Company's U.S. Federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statute of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

FASB issued a Statement No. 157 in September 2006, Fair Value Measurements, which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. This statement provides enhanced guidance for using fair value to measure assets and liabilities. It clarifies fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The standard applies whenever other standards require (or permit) assets or liabilities to be measured at fair value. The standard does not expand the use of fair value in any new circumstances. The Company is reviewing the statement and its impact on the financial statements.

e. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

3. Advisory Fee, Related Party Transactions and Other

Pursuant to the terms of the advisory agreement between the Adviser and the Company ("Advisory Agreement"), the Company pays the Adviser a quarterly advisory fee at an annual rate of 1%, based on the Company's net assets on the first business day of each month, after adjustments for any subscriptions effective on that date. For the year ended March 31, 2008, the advisory fee was $2,652,060, of which $587,995 is included in "Due to Adviser" as of March 31, 2008.

                       Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2008
--------------------------------------------------------------------------------

3. Advisory Fee, Related Party Transactions and Other (Continued)

In connection with the services provided by AIG Global pursuant to the investment sub-advisory agreement between the Adviser and AIG Global, the Adviser pays AIG Global a quarterly fee computed by applying the following annual rates to the Company's average monthly net assets determined on the first business day of each month: 0.80% of assets not exceeding $200 million; 0.70% of assets exceeding $200 million but less than $400 million; 0.60% of assets exceeding $400 million but less than $800 million; and 0.50% of assets exceeding $800 million.

The Company has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to $3,000 per fund invested in the Company. For the year ended March 31, 2008, the Company incurred $24,000 in expenses related to such administrative services, none of which was payable as of March 31, 2008.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of March 31, 2008, the Company had investments in twenty-nine Investment Funds. The Company, as an investor in these Investment Funds, is charged management fees ranging from 0.0% to 3.0% (per annum) of the net asset value of its ownership interests in the Investment Funds, as well as incentive fees or allocations ranging from 20% to 25% of net profits earned that are attributable to the Company's ownership interests in such Investment Funds. The Company also generally bears a pro rata share of the other expenses of each Investment Fund in which it invests. Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2008, ranged from approximately 1.0% to 11.5% of the Company's average invested capital in each Investment Fund. Incentive fees or allocations for the same fiscal year ranged from approximately 0.0% to 5.4% of the Company's average invested capital in each Investment Fund. These ratios may vary over time depending on the allocation of the Company's assets among the Investment Funds and the actual expenses and investment performance of the Investment Funds. Although the ranges of Investment Fund expense ratios are based on audited financial data received from the Investment Funds, the ranges were not reviewed by the Company's auditors.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2008
--------------------------------------------------------------------------------

5. Investments in Investment Funds (continued)

The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from one month to two years from initial investment. In certain circumstances, the Investment Funds may have the ability to deny or delay a redemption request depending on the Investment Fund's governing documents.

Aggregate purchases and proceeds of interests in Investment Funds for the year ended March 31, 2008 are $46,600,932 and $99,947,274, respectively.

6. Bank Note- Line of Credit Facility

The Company maintains a $25,000,000 revolving line of credit agreement with a U.S. financial institution that is collateralized by the Company's cash and investments. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also includes a provision for a facility fee of 0.375% per annum on the unused portion of the note. For the year ended March 31, 2008, the Company incurred $95,313 in facility fees related to the bank line of credit, none of which was payable as of March 31, 2008. As of March 31, 2008, the Company did not have an outstanding revolving note balance. The bank line of credit was not used during the year ended March 31, 2008.

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                  Company Management (Unaudited)

                                                                  March 31, 2008
--------------------------------------------------------------------------------
Information pertaining to the Board of Managers and officers of the Company is set forth below:

                                                                                                                    Number of
                                                                                                                    Portfolios in
                       Position(s)      Term of Office                                                              Fund Complex
 Name, Address         Held with        and Length of                                                               Overseen by
 and Age               the Company      Time Served        Principal Occupation During Past Five Years              Manager
------------------------------------------------------------------------------------------------------------------------------------
                                               Disinterested Managers
------------------------------------------------------------------------------------------------------------------------------------
Virginia G. Breen       Manager          Term -            Partner, Blue Rock (8/95 to present; also a manager       5
c/o Excelsior Absolute  (Chair)          Indefinite;       of Excelsior Absolute Return Fund of Funds, LLC,
Return Fund of Funds                     Length -          Excelsior Buyout Investors LLC, Excelsior LaSalle
Master Fund, LLC                         since June        Property Fund, Inc., and UST Global Private Markets
225 High Ridge Road                      2003              Fund, LLC. Also a director of CMGI, Inc. and
Stamford, CT 06905                                         manager of UBS Multi-Strategy Fund, LLC.
Age 43


Jonathan B. Bulkeley    Manager          Term -            CEO of Scanbuy, a wireless software company (3/06         5
c/o Excelsior Absolute                   Indefinite;       to present); Managing Partner of Achilles
Return Fund of Funds                     Length -          Partners (3/02 to 2/06); Non-Executive Chairman of
Master Fund, LLC                         since June        QXL, PLC (2/98 to 2/05);  also a manager of
225 High Ridge Road                      2003              Excelsior Absolute Return Fund of Funds,LLC,
Stamford, CT 06905                                         Excelsior Buyout Investors, LLC, Excelsior LaSalle
Age 47                                                     Property Fund, Inc. and UST Global Private Markets
                                                           Fund, LLC. Also a director of The Readers Digest
                                                           Association, Inc. and Spark Networks, Inc.

Thomas F. McDevitt      Manager          Term -            Managing Partner of Edgewood Capital Partners and         5
c/o Excelsior Absolute                   Indefinite;       President of Edgewood Capital Advisors (5/02 to
Return Fund of Funds                     Length -          present); Managing Director, Societe Generale (6/98
Master Fund, LLC                         since June        to 3/02);  also a manager of Excelsior Absolute
225 High Ridge Road                      2003              Return Fund of Funds  LLC, Excelsior Buyout
Stamford, CT 06905                                         Investors LLC, Excelsior LaSalle Property Inc. and
Age 51                                                     UST Global Private Markets Fund, LLC.


------------------------------------------------------------------------------------------------------------------------------------
                                              Interested Manager
------------------------------------------------------------------------------------------------------------------------------------
David R. Bailin*        Manager and      Term              Managing Director, Alternative Investment Solutions,      4
225 High Ridge Road     President        Indefinite;       Bank of America (7/07 to present); Managing
Stamford, CT 06905                       Length-           Director and Head of Alternative Investments, U.S
Age  48                                  Since             Trust (9/06 to 6/07); co-founder of Martello
                                         September         Investment Managment, a hedge fund of funds
                                         2006              specializing in trading strategies (2/02 to 9/06);
                                                           Chief Operating Officer and Partner of Violy, Byorum
                                                           and Partners, LLC an investment banking firm
                                                           focusing on Latin America (1/00 to 1/02); also a
                                                           manager of Excelsior Absolute Return Fund of Funds,
                                                           LLC, Excelsior Buyout Investors LLC and Excelsior
                                                           LaSalle Property Fund, Inc. Also a manager of
                                                           Excelsior Directional Hedge Fund of Funds Master Fund,
                                                           LLC, Excelsior Directional Hedge Fund of Funds (TI),
                                                           LLC and Excelsior Directional Hedge Fund of Funds
                                                           (TE), LLC

  * Manager is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.


                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                        Company Management (Unaudited) Continued

                                                                  March 31, 2008
--------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                                                    Portfolios in
                       Position(s)      Term of Office                                                              Fund Complex
 Name, Address         Held with        and Length of                                                               Overseen by
 and Age               the Company      Time Served        Principal Occupation During Past Five Years              Manager
------------------------------------------------------------------------------------------------------------------------------------
                                              Officers who are not Managers
------------------------------------------------------------------------------------------------------------------------------------
Steven L. Suss          Chief            Term -            Cheif Financial Officer, Alternative Investment           N/A
225 High Ridge Road     Financial        Indefinite;       Solutions, Bank of America (7/07 to present);
Stamford, CT 06905      Officer and      Length - since    Director (4/07 to present), Senior Vice President
Age: 48                 Treasurer        April 2007        (7/07 to present), and President (4/07 to 6/07)
                                                           of UST Advisors, Inc.; Senior Vice President of
                                                           U.S Trust's Alternative Investment Division (4/07
                                                           to 6/07);Chief Financial Officer and Chief
                                                           Compliance Officer, Heirloom Capital Managemnt,
                                                           L.P.(5/02 to 9/06; Vice President and Chief
                                                           Financial Officer, Westway Capital LLC (9/97 to
                                                           1/02).

Marina Belaya             Secretary      Term -             Assistant General Counsel, Bank of America (7/07         N/A
114 W. 47th Street                       Indefinite;        to present); Vice President and Senior Attorney
New York, NY 10036                       Length - since     of U.S.Trust (2/06 to 6/07):, Vice President,
Age: 41                                  April 2007         Corporate Counsel, Prudential Financial (4/05 to
                                                            1/06); Associate, Schulte Roth & Zabel, LLP (9/02
                                                            to 3/05).



Linda J. Wondrack        Chief           Term -             Director (Columbia Management Group LLC and
One Financial Center     Compliance      Indefinite;        Investment Product Group Compliance), Bank of
Boston, MA 02111         Officer         Length - Since     America (6/05 to present); Director of Corporate
Age: 43                                  August 2007        Compliance and Conflicts Officer, MFS Investment
                                                            Management (8/04 to 5/05); Managing Director,
                                                            Deutsche Asset Management (prior to 8/04).


All officers of the Fund are employees and/or officers of the Adviser. The SAI (or Statement of Additional Information) includes additional information about the managers of the Fund and is available upon request.

                  Sub-Advisory Agreement Approval (Unaudited)

At a meeting held in person on December 18, 2007, the Board of Managers of the Company (the "Company Board"), including all of the members of the Company Board who are not "interested persons," as defined by the 1940 Act, of the Company (the "Disinterested Managers of the Company"), approved the continuance of the sub-advisory agreement between the Adviser and AIG Global (the "Sub-Advisory Agreement") for an additional year, effective as of January 1, 2008. The Disinterested Managers of the Company were assisted in their review of the proposal to approve the continuance of the Sub-Advisory Agreement by independent legal counsel and met in an executive session with such counsel separate from representatives of AIG Global.

In determining whether to approve the renewal of the Sub-Advisory Agreement, the Company Board reviewed various written materials, including performance information on, and expense ratios of, comparable registered investment companies and information relating to the costs of AIG Global with respect to its relationship with the Company. The Company Board evaluated and considered:
(i) the nature, extent and quality of services provided by AIG Global; (ii) the investment performance of the Company; and (iii) the costs of services provided by AIG Global.

The Company Board considered the nature, extent and quality of operations and services to date provided by AIG Global to the Company. The Company Board also discussed the structure and capabilities of AIG Global, including technology and operational support, which support the services provided to the Company. The Company Board agreed that the Company benefits from these services. The Company Board also considered AIG Global's research and portfolio management capabilities. Additionally, the Company Board reviewed and discussed the experience and qualifications of key personnel of AIG Global and reviewed biographical information regarding such personnel. After consideration, the Company Board noted its overall satisfaction with the nature, quality and extent of services provided by AIG Global and concluded that the Company was receiving all services from AIG Global required under the Sub-Advisory Agreement and that these services were of high quality. The Company Board discussed the fees charged under the Sub-Advisory Agreement. It was noted that AIG Global does not receive any significant indirect benefits from its relationship with the Company.

Based on the information provided to the Company Board, and the considerations and conclusions described above, the Company Board, including each of the Disinterested Managers of the Company, determined that: (i) it is appropriate that AIG Global continue to provide sub-advisory services to the Company; (ii) the sub-advisory fee to be paid to AIG Global for these services is fair and reasonable; and (iii) it is in the best interest of the Company and its members to continue the Sub-Advisory Agreement for an additional annual period.

ITEM 2.   CODE OF ETHICS.
-------------------------

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2008, there were no amendments to a provision of the code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The Board of Managers of the Registrant has determined that Virginia G. Breen and Jonathan B. Bulkeley possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts", and has designated Ms. Breen and Mr. Bulkeley as the Audit Committee's financial experts. Ms. Breen and Mr. Bulkeley are "independent" Managers pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements for the fiscal years ended March 31, 2007 and March 31, 2008 were $44,000 and $46,640 respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the last two fiscal years.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2008, were $0 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2007, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.

ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.

ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

The following individuals at the Sub-Adviser have primary responsibility for managing the Fund.

Robert Discolo, CFA, is a Managing Director, Alternative Investments and Head of the Hedge Fund Strategies Group. Mr. Discolo joined AIGGIC in 1999. Mr. Discolo, who is also a member of AIGGIC's Hedge Fund Investment Selection and Asset and Strategy Allocation Committees, has over 20 years experience with major financial institutions in various capacities relating to investment products, primarily hedge and private equity funds. Previously, he held positions at PaineWebber Inc., Bank Julius Baer, and Merrill Lynch & Co., where his responsibilities included creating portfolios of hedge funds for private and institutional clients, development of hedge fund and private equity products, oversight of business structure and development for hedge funds and hedge fund of funds, and managing the evaluation and selection process of hedge funds for both discretionary and advisory clients. Mr. Discolo was also President of the European Warrant Fund (a NYSE listed closed-end fund) and Julius Baer International Equity Fund. Mr. Discolo received a BS in accounting from St. John's University and an MBA from the Lubin School of Business at Pace University. He holds Series 7 and Series 24 licenses and he is a CFA and CAIA charterholder. Mr. Discolo is also a CPA and a member of the AICPA, CFA Institute, CAIA Institute, GARP, and NY State Society of Security Analysts.

Eileen Casey, CFA, CPA, is a Managing Director and Head of Hedge Fund Research, Hedge Fund Strategies Group. Ms. Casey joined AIGGIC in 1998, bringing with her over eight years of experience in accounting and investment management. She is responsible for coordinating portfolio manager research for the Hedge Fund Strategies Group, monitoring existing investments and making recommendations for investments to the Investment Selection Committee for portfolio construction. Ms. Casey is also involved in all aspects of the investment process including sourcing new managers, manager due diligence, risk management and portfolio construction. Previously, Ms. Casey was at Fischer, Francis, Trees & Watts, Inc. as the manager of their Client Services Group. Prior to that, she was with Neuberger & Berman and Arthur Andersen & Co. Ms. Casey is a CFA charterholder and also a CPA. She received a BS in Accounting and Finance from Fairfield University.

Vinti Khanna is a Managing Director, Hedge Fund Strategies Group. Ms. Khanna joined AIGGIC in 2002. She is the Assistant Director of Hedge Fund Research, with asset management experience since 1997. She is responsible for manager research, portfolio monitoring and structuring, and making investment recommendations to the Investment Selection Committee. Before joining AIGGIC, she was an Associate at Goldman Sachs Princeton, The Hedge Fund Strategies Group, from 1999 to 2002. Her responsibilities included conducting analysis on multi-manager hedge fund portfolios, analyzing and evaluating hedge fund managers using diverse strategies in alternative investments, and recommending new managers for funding. From 1997 to 1999, she was in the Emerging Markets Equities Group at Goldman Sachs Asset Management with a focus on Latin America. Ms. Khanna received a BA from the University of Delhi, India and an MBA from SDA Bocconi in Milan, Italy. Ms. Khanna holds Series 7 and Series 63 licenses.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Members- As of March 31, 2008:

The following table indicates the type (Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA")), number of accounts, and total assets of the accounts for which each Portfolio Manager had day-to-day responsibilities as of March 31, 2008. Please note that one Registered Investment Company and twenty Other Pooled Investments accounts are subject to performance-based fees (*).

--------------------------------------------------------------------------------
                                                No. of Accounts     Market Value
--------------------------------------------------------------------------------
Robert Discolo   RIC                                    3       $    361,743,494
--------------------------------------------------------------------------------
                   performance fee*                     2       $    129,937,097
--------------------------------------------------------------------------------
                 OPI*                                  29       $  5,404,941,553
--------------------------------------------------------------------------------
                   performance fee*                    27       $  5,346,655,294
--------------------------------------------------------------------------------
                 OA                                     5       $  3,116,728,783
--------------------------------------------------------------------------------
Eileen Casey     RIC                                    3       $    361,743,494
--------------------------------------------------------------------------------
                   performance fee*                     2       $    129,937,097
--------------------------------------------------------------------------------
                 OPI*                                  29       $  5,404,941,553
--------------------------------------------------------------------------------
                   performance fee                     27       $  5,346,655,294
--------------------------------------------------------------------------------
                 OA                                     5       $  3,116,728,783
--------------------------------------------------------------------------------
Vinti Khanna     RIC                                    3       $    361,743,494
--------------------------------------------------------------------------------
                   performance fee*                     2       $    129,937,097
--------------------------------------------------------------------------------
                 OPI*                                  29       $  5,404,941,553
--------------------------------------------------------------------------------
                   performance fee*                    27       $  5,346,655,294
--------------------------------------------------------------------------------
                 OA                                     5       $  3,116,728,783
--------------------------------------------------------------------------------

Potential Conflicts of Interest

AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members
- As of March 31, 2008:

Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures.

Ownership of Fund Securities

None of the AIGGIC portfolio managers listed under Section I above own shares of the Fund.


ITEM  9.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1) Code of Ethics (see Exhibit 1)

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
--------------------------------------------------------
By (Signature and Title) /s/ David R. Bailin
                        --------------------------
                        David R. Bailin, Principal Executive Officer
Date June 9, 2008
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
--------------------------------------------------------
By (Signature and Title) /s/ Steven L. Suss
                        ------------------------
                       Steven L. Suss, Principal Financial Officer
Date June 9, 2008
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